Finance Income and Expenses - Summary of Net Finance Costs/(Income) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Finance income	€ 1,056	€ 1,808	€ 2,543
Finance expenses	(2,404)	(3,303)	(3,450)
Finance income (expenses), net	€ (1,348)	€ (1,495)	€ (907)